PGIM US Large-Cap Buffer 20 ETF - July
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 103.3%
Affiliated Mutual Fund 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $104,869)(wb)	104,869	$104,869
Options Purchased*~ 102.0%
(cost $8,319,808)		8,379,207

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.3% (cost $8,424,677)		8,484,076
Options Written*~ (3.3)%
(premiums received $264,199)		(272,810)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $8,160,478)		8,211,266
Liabilities in excess of other assets(z) (0.0)%		(2,298)

Net Assets 100.0%		$8,208,968

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/25	$5.44		149		15	$8,060,387
SPDR S&P 500 ETF Trust	Put	06/30/25	$544.22		149		15	318,820
Total Options Purchased (cost $8,319,808)								$8,379,207

PGIM US Large-Cap Buffer 20 ETF - July
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/25	$610.13		149		15	$(190,842)
SPDR S&P 500 ETF Trust	Put	06/30/25	$435.38		149		15	(81,968)
Total Options Written (premiums received $264,199)							$(272,810)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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